Employee benefit expenses	12 Months Ended
Mar. 31, 2018
Disclosure Of Employee Benefits Expenses [Abstract]
Employee benefit expenses
24.	Employee benefit expenses

Expense recognized for employee benefits comprises the following:

	March 31, 2018	March 31, 2017	March 31, 2016
Salaries and wages	$5,655,032	$6,555,976	$8,579,070
Bonus to Mr. Karan A. Chanana (Note 31)	-	351,000	351,000
Compensated absence cost	19,982	(88,830)	118,885
Gratuity cost	63,186	75,329	102,853
Contribution to provident fund	19,793	19,965	25,192
Share-based compensation (Note 31)	907,158	1,312,246	3,523,412
Staff welfare expenses	132,580	527,489	183,854
Total	$6,797,731	$8,753,175	$12,884,266

Category-wise employee benefits expense:

	March 31, 2018	March 31, 2017	March 31, 2016
Post-employment benefit:
Defined benefit plans	$63,186	$75,329	$102,853
Defined contribution plans	19,793	19,965	25,192

Share-based compensation	907,158	1,312,246	3,523,412
Short term benefit	5,807,595	7,345,635	9,232,809
Total	$6,797,732	$8,753,175	$12,884,266

Post-employment benefits

Post-employment benefits comprises gratuity (defined benefit plan) and provident fund (defined contribution plan), details of which are given below.

24.1	Gratuity

The Group provides gratuity benefits to its employees working in APFPL. The gratuity benefit is a defined benefit plan that, at retirement or termination of employment, provides eligible employees with a lump sum payment, which is a function of the last drawn salary and completed years of service. This is an unfunded plan. The defined benefit obligation is calculated annually by an external actuary using the projected unit credit method.

Amount recognized in the consolidated statements of profit or loss in respect of gratuity cost (defined benefit plan) is as follows:

	March 31, 2018	March 31, 2017	March 31, 2016
Current service cost	$41,664	$48,884	$77,912
Interest cost	21,522	26,445	24,941
Expense recognized in the consolidated statements of profit or loss	$63,186	$75,329	$102,853

Amount recognized in other comprehensive income consist of:

	March 31, 2018	March 31, 2017	March 31, 2016
Actuarial gain	$79,955	$74,931	$69,682
	$79,955	$74,931	$69,682

Cumulative amount of actuarial gains and losses recognized in the other comprehensive income consist of:

	March 31, 2018	March 31, 2017	March 31, 2016
Actuarial gain	$191,549	$139,974	$87,416
	$191,549	$139,974	$87,416

The principal assumptions used for the purpose of actuarial valuation are as follows:

	March 31, 2018	March 31, 2017	March 31, 2016
Discount rate	7.71%	7.54%	8.00%
Expected rate of increase in compensation levels	8.00%	8.00%	8.00%

Change in present value of defined benefit obligation is summarized below:

	March 31, 2018	March 31, 2017	March 31, 2016
Change in defined benefit obligation
Defined benefit obligation at the beginning of the year	$283,944	$334,928	$331,041
Interest cost	21,522	26,445	24,941
Current service cost	41,664	48,884	77,912
Benefits paid	(7,910)	(56,547)	(10,615)
Actuarial (gain) / loss	(79,955)	(74,931)	(69,682)
Translation adjustment	(459)	5,165	(18,669)
Defined benefit obligation at the end of the year	$258,806	$283,944	$334,928

Experience adjustments on actuarial gain / (loss):

	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014

On defined benefit obligation	$79,955	$74,931	$69,682	$41,547	$6,290
Total	$79,955	$74,931	$69,682	$41,547	$6,290

A quantitative sensitivity analysis for significant assumptions as at March 31, 2018 is as shown below:

Assumptions	Discount rate		Future Salary increases
	1% increase	1% decrease	1% increase	1% decrease
Impact on defined benefit obligation	(26,979)	29,229	29,007	(27,030)

The sensitivity analysis above have been determined based on a method that extrapolates the impact on defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The following payments are expected contributions to the defined benefit plan obligation in future years:

March 31, 2018
Within the next 12 months (next reporting period)	$7,651
Between 2 and 5 years	35,461
Beyond 5 years	216,281
Total expected payments	$259,393

24.2	Defined contribution

Employees of APFPL also participate in a Provident Fund in India.

The Provident Fund is a defined contribution plan whereby APFPL deposits an amount determined as a fixed percentage of pay to the GOI fund every month. The benefit vests upon commencement of employment. The Group does not have any further obligation in the plan beyond making such contributions.

APFPL has contributed $19,793, $19,965 and $25,192 to defined contribution plans during the years ended March 31, 2018, 2017 and 2016 respectively.